Other reserves (Details) - USD ($) $ in Millions			12 Months Ended			18 Months Ended
		Apr. 29, 2019	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Reconciliation of other reserves [Roll forward]
Return of Value - share consolidation				$ 0.0	[1]	$ 0.0	[2]
Issue and redemption of B shares				(1,800.0)	[1]	(500.0)	[2]
Reallocation of merger reserve			$ 0.0	0.0	[1]	0.0	[2]
Other reserve transaction details [Abstract]
Amount recognised in hedging reserve in relation to hedging transactions		$ 1.0	35.5	99.6
Reserves balance not required for any Returns of Value to shareholders			364.6
Amount expected to be settled in qualifying consideration			337.0
Other Reserves [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance			4,195.2	4,460.7
Return of Value - share consolidation				18.7
Issue and redemption of B shares				0.0
Hedge accounting			(41.3)	(122.9)
Current tax movement on hedging			7.8	23.3
Reallocation of merger reserve			27.6	(184.6)
Ending balance			4,189.3	4,195.2		4,460.7
Capital Redemption Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance	[3]		2,485.0	666.3
Return of Value - share consolidation	[3]			18.7
Issue and redemption of B shares		$ 1,800.0		1,800.0	[3]
Hedge accounting	[3]		0.0	0.0
Current tax movement on hedging	[3]		0.0	0.0
Reallocation of merger reserve	[3]		0.0	0.0
Ending balance	[3]		2,485.0	2,485.0		666.3
Merger Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance	[4]		1,739.8	3,724.4
Return of Value - share consolidation	[4]			0.0
Issue and redemption of B shares	[4]			(1,800.0)
Hedge accounting	[4]		0.0	0.0
Current tax movement on hedging	[4]		0.0	0.0
Reallocation of merger reserve	[4]		27.6	(184.6)
Ending balance	[4]		1,767.4	1,739.8		3,724.4
Other reserve transaction details [Abstract]
Amount of reallocation reserves settled			35.4	400.0
Hedging Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance	[5]		(29.6)	70.0
Return of Value - share consolidation	[5]			0.0
Issue and redemption of B shares	[5]			0.0
Hedge accounting	[5]		(41.3)	(122.9)
Current tax movement on hedging	[5]		7.8	23.3
Reallocation of merger reserve	[5]		0.0	0.0
Ending balance	[5]		$ (63.1)	$ (29.6)		$ 70.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[3]	The capital redemption reserve, a non-distributable reserve, was created as a result of Returns of Value in prior periods (note 26).
[4]	The merger reserve is an unrealized profit until it can be realized by the settlement of the intercompany loan by qualifying consideration. In the 12 months ended October 31, 2019, it was disclosed that $400.0 million of the merger reserve would be settled in the year. However, as at October 31, 2020, only $35.4 million of the balance was settled and the balance of $364.6 million was no longer required. However, $337.0 million is expected to be settled in qualifying consideration during the year ended October 31, 2021 and as such an equivalent proportion of the merger reserve of $27.6 million is considered unrealized, in accordance with section 3.11(d) of Tech 02/17 and therefore has been transferred from retained earnings.
[5]	A debit of $33.5 million was recognized in the hedging reserve in relation to hedging transactions entered into in the 12 months ended October 31, 2020 (2019: $99.6 million debit).